GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Going Concern
GOING CONCERN

The Company anticipates that it will record losses from operations for the foreseeable future. As of March 31, 2021, the Company’s accumulated deficit was $66,639,230.  The Company has had limited capital resources. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by the Company’s independent registered public accounting firm relating to our consolidated financial statements for the year ended September 30, 2020 includes an explanatory paragraph expressing the substantial doubt about the Company’s ability to continue as a going concern.

On March 15, 2021, the Company closed private placement for gross proceeds of $14,209,000 in exchange for issuing Subordinated Convertible Notes and 3,552,250 Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The Convertible Notes will be automatically converted to Common Stock at $2.00 per share on the one year anniversary starting on March 15, 2022.

The Convertible Notes had an original principal amount of $14,209,000 and bear annual interest of 8%. Both the principal amount and the interest are payable on a payment-in-kind basis in shares of Company’s Common Stock

The Company believes that its cash on hand will be sufficient to fund our operations until March 15, 2023.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $13,562,641 and $7,612,316 for the years ended September 30, 2020 and 2019, respectively. Net cash used in operating activities was $3,913,803 and $3,104,035 for the years ended September 30, 2020 and 2019, respectively.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2020, the Company’s accumulated deficit was $55,966,281.  The Company has limited capital resources. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by the Company’s independent registered public accounting firm relating to our consolidated financial statements for the year ended September 30, 2020 includes an explanatory paragraph expressing the substantial doubt about the Company’s ability to continue as a going concern.

The Company believes that its cash on hand will be sufficient to fund our operations until September 30, 2021. The Company may need additional financing to implement our business plan and to service our ongoing operations and pay our current debts. There can be no assurance that we will be able to secure any needed funding, or that if such funding is available, the terms or conditions would be acceptable to us. If we are unable to obtain additional financing when it is needed, we will need to restructure our operations, and divest all or a portion of our business. We may seek additional capital through a combination of private and public equity offerings, debt financings and strategic collaborations. Debt financing, if obtained, may involve agreements that include covenants limiting or restricting our ability to take specific actions, such as incurring additional debt, and could increase our expenses and require that our assets secure such debt. Equity financing, if obtained, could result in dilution to the Company’s then-existing stockholders and/or require such stockholders to waive certain rights and preferences. If such financing is not available on satisfactory terms, or is not available at all, the Company may be required to delay, scale back, eliminate the development of business opportunities and our operations and financial condition may be materially adversely affected.